Condensed Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash	$ 117,985	$ 340,962	$ 4,952
Prepaid expenses	222,073	99,196
Total Current Assets	340,058	440,158	4,952
Investments held in Trust Account	119,416,545	117,806,478
Total Assets	119,756,603	118,246,636	4,952
Current Liabilities
Accrued expenses	306,724	140,370
Franchise tax payable	32,100	122,801
Income tax payable	404,017	243,070
Due to related party			8,511
Exercise tax liability	631,696
Redeemed common stock payable to public stockholders	63,169,451
Total Current Liabilities	64,543,988	506,241	8,511
Warrant liability	42,400	31,800
Deferred tax liability	173,781	78,955
Convertible promissory note – related party	47,330
Deferred underwriting fee payable	4,312,500	4,312,500
Total Liabilities	69,119,999	4,929,496	8,511
Commitments and Contingencies
Common stock subject to possible redemption	55,514,396	117,361,652
Stockholders’ Deficit
Common stock value	340	340
Additional paid-in capital
Accumulated deficit	(4,878,132)	(4,044,852)	(3,559)
Total Stockholders’ Deficit	(4,877,792)	(4,044,512)	(3,559)
Total Liabilities, Temporary Equity, and Stockholders’ Deficit	$ 119,756,603	$ 118,246,636	$ 4,952